NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
321,578 shares (cost $3,428,282)	$4,039,015
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,974,088 shares (cost $29,394,563)	29,848,210
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,841,834 shares (cost $30,079,793)	31,421,681
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,126,114 shares (cost $11,718,576)	11,182,317
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,097,664 shares (cost $33,262,966)	38,627,871
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,464,585 shares (cost $35,484,506)	45,455,359
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,749,647 shares (cost $19,456,144)	19,368,588
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
4,866,867 shares (cost $51,065,397)	51,345,451
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
1,146,667 shares (cost $12,075,090)	12,005,603
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
839,161 shares (cost $4,558,024)	4,243,807
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
6,105,830 shares (cost $32,145,674)	31,112,866
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
29,801,129 shares (cost $159,627,239)	156,363,544
Variable Insurance Portfolios - Asset Strategy (WRASP)
8,638,935 shares (cost $82,182,971)	69,491,591
Variable Insurance Portfolios - Balanced (WRBP)
4,273,057 shares (cost $37,863,505)	31,935,974
Variable Insurance Portfolios - Bond (WRBDP)
6,894,235 shares (cost $38,386,605)	36,305,042
Variable Insurance Portfolios - Core Equity (WRCEP)
5,121,172 shares (cost $61,605,064)	54,638,301
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
3,216,552 shares (cost $23,188,090)	25,046,000
Variable Insurance Portfolios - Energy (WRENG)
1,685,310 shares (cost $11,061,742)	11,413,764
Variable Insurance Portfolios - Global Bond (WRGBP)
986,212 shares (cost $5,013,824)	4,821,000
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,685,516 shares (cost $13,325,803)	12,095,295
Variable Insurance Portfolios - Growth (WRGP)
4,464,083 shares (cost $47,312,629)	45,995,676
Variable Insurance Portfolios - High Income (WRHIP)
12,269,364 shares (cost $44,963,345)	44,266,638
Variable Insurance Portfolios - International Growth (WRIP)
1,631,201 shares (cost $13,533,298)	13,285,806
Variable Insurance Portfolios - International Core Equity (WRI2P)
897,613 shares (cost $15,153,926)	13,733,840
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,158,229 shares (cost $5,695,999)	5,663,161
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
410,723 shares (cost $9,378,891)	8,486,764
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,525,575 shares (cost $22,664,100)	23,835,620

Variable Insurance Portfolios - Money Market (WRMMP)
18,743,969 shares (cost $18,743,969)	18,743,969
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
10,964,155 shares (cost $52,087,774)	51,297,993
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
15,945,706 shares (cost $83,224,018)	78,186,582
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
121,780,516 shares (cost $628,230,148)	610,753,645
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
137,422,714 shares (cost $721,855,849)	705,981,711
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
36,527,742 shares (cost $192,307,718)	182,306,307
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,566,660 shares (cost $12,630,606)	13,152,578
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,083,937 shares (cost $40,607,470)	46,554,324
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,812,139 shares (cost $18,914,274)	17,555,095
Variable Insurance Portfolios - Small Cap Value (WRSCV)
504,431 shares (cost $8,323,921)	9,253,381
Variable Insurance Portfolios - Value (WRVP)
3,350,927 shares (cost $20,793,871)	19,858,262

Total Investments	$2,589,672,631

Accounts Receivable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	5,749
Accounts Payable - Variable Insurance Portfolios - International Core Equity (WRI2P)	(3,777)
Other Accounts Payable	(22,043)

$2,589,652,560

Contract Owners’ Equity:
Accumulation units	2,584,587,992
Contracts in payout (annuitization) period (note 1f)	5,064,568

Total Contract Owners’ Equity (note 5)	$2,589,652,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$35,493,788	63,462	537,160	552,126	222,278	718,498	790,675	373,058
Mortality and expense risk charges (note 2)	(35,273,203)	(62,115)	(319,322)	(331,615)	(144,948)	(519,682)	(632,411)	(263,025)

Net investment income (loss)	220,585	1,347	217,838	220,511	77,330	198,816	158,264	110,033

Realized gain (loss) on investments	25,542,248	67,126	272,729	351,070	(77,631)	907,589	665,894	224,064
Change in unrealized gain (loss) on investments	(134,563,899)	(101,902)	(53,857)	(75,551)	51,857	(1,106,512)	(1,124,630)	(274,023)

Net gain (loss) on investments	(109,021,651)	(34,776)	218,872	275,519	(25,774)	(198,923)	(458,736)	(49,959)

Reinvested capital gains	178,366,283	263,021	602,569	1,089,147	235,084	2,049,802	3,442,385	703,791

Net increase (decrease) in contract owners’ equity resulting from operations	$69,565,217	229,592	1,039,279	1,585,177	286,640	2,049,695	3,141,913	763,865

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$834,343	206,735	38,142	151,058	799,123	469,994	451,084	874,807
Mortality and expense risk charges (note 2)	(576,246)	(148,965)	(63,163)	(377,855)	(1,898,254)	(1,203,986)	(491,614)	(552,098)

Net investment income (loss)	258,097	57,770	(25,021)	(226,797)	(1,099,131)	(733,992)	(40,530)	322,709

Realized gain (loss) on investments	46,107	3,523	(23,084)	(33,566)	30,040	(4,350,460)	(556,359)	(211,222)
Change in unrealized gain (loss) on investments	2,113,110	400,048	(132,514)	(554,224)	(2,076,413)	1,442,143	(4,140,229)	742,642

Net gain (loss) on investments	2,159,217	403,571	(155,598)	(587,790)	(2,046,373)	(2,908,317)	(4,696,588)	531,420

Reinvested capital gains	-	-	209,208	863,568	4,677,986	-	4,872,238	98,416

Net increase (decrease) in contract owners’ equity resulting from operations	$2,417,314	461,341	28,589	48,981	1,532,482	(3,642,309)	135,120	952,545

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$256,550	322,798	13,168	180,719	80,231	11,977	3,186,242	29,612
Mortality and expense risk charges (note 2)	(852,977)	(384,827)	(146,066)	(72,956)	(167,735)	(720,772)	(655,240)	(201,026)

Net investment income (loss)	(596,427)	(62,029)	(132,898)	107,763	(87,504)	(708,795)	2,531,002	(171,414)

Realized gain (loss) on investments	771,618	(56,781)	152,326	(47,705)	421,629	200,515	402,849	437,132
Change in unrealized gain (loss) on investments	(5,955,530)	(109,272)	2,713,271	206,982	1,985,098	(5,046,461)	2,908,925	(1,317,464)

Net gain (loss) on investments	(5,183,912)	(166,053)	2,865,597	159,277	2,406,727	(4,845,946)	3,311,774	(880,332)

Reinvested capital gains	6,867,392	1,449,275	-	-	-	5,235,831	-	405,198

Net increase (decrease) in contract owners’ equity resulting from operations	$1,087,053	1,221,193	2,732,699	267,040	2,319,223	(318,910)	5,842,776	(646,548)

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$183,079	72,020	-	-	24,805	845,968	884,223	8,038,278
Mortality and expense risk charges (note 2)	(197,530)	(72,570)	(118,818)	(377,543)	(274,349)	(769,814)	(1,065,020)	(8,284,743)

Net investment income (loss)	(14,451)	(550)	(118,818)	(377,543)	(249,544)	76,154	(180,797)	(246,465)

Realized gain (loss) on investments	134,665	4,327	(171,653)	2,170,916	-	1,087,190	(788,396)	6,804,815
Change in unrealized gain (loss) on investments	(373,262)	5,960	356,924	(2,147,308)	-	(5,230,544)	(2,689,896)	(41,736,971)

Net gain (loss) on investments	(238,597)	10,287	185,271	23,608	-	(4,143,354)	(3,478,292)	(34,932,156)

Reinvested capital gains	147,813	-	811,373	1,383,372	648	5,544,782	4,756,409	48,556,810

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,235)	9,737	877,826	1,029,437	(248,896)	1,477,582	1,097,320	13,378,189

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$11,492,532	2,373,991	141,958	-	-	30,915	242,179
Mortality and expense risk charges (note 2)	(9,273,538)	(2,496,730)	(198,868)	(683,911)	(258,988)	(119,096)	(294,787)

Net investment income (loss)	2,218,994	(122,739)	(56,910)	(683,911)	(258,988)	(88,181)	(52,608)

Realized gain (loss) on investments	11,765,345	500,333	898,603	2,102,818	539,578	256,033	640,271
Change in unrealized gain (loss) on investments	(55,304,330)	(10,693,812)	(1,690,714)	(3,488,106)	(1,895,892)	1,104,247	(1,275,689)

Net gain (loss) on investments	(43,538,985)	(10,193,479)	(792,111)	(1,385,288)	(1,356,314)	1,360,280	(635,418)

Reinvested capital gains	62,921,614	13,307,575	1,199,400	1,830,281	1,838,668	658,635	2,343,992

Net increase (decrease) in contract owners’ equity resulting from operations	$21,601,623	2,991,357	350,379	(238,918)	223,366	1,930,734	1,655,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		GVIDA		NVDBL2		NVDCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$220,585	6,187,824	1,347	(10,627)	217,838	60,781	220,511	42,306
Realized gain (loss) on investments	25,542,248	35,029,137	67,126	8,315	272,729	301,629	351,070	513,975
Change in unrealized gain (loss) on investments	(134,563,899)	(311,875,554)	(101,902)	(102,647)	(53,857)	(1,023,027)	(75,551)	(1,712,720)
Reinvested capital gains	178,366,283	214,633,193	263,021	-	602,569	368,691	1,089,147	775,691

Net increase (decrease) in contract owners’ equity resulting from operations	69,565,217	(56,025,400)	229,592	(104,959)	1,039,279	(291,926)	1,585,177	(380,748)

Equity transactions:
Purchase payments received from contract owners (note 3)	112,924,607	172,075,192	42,193	406,094	4,281,880	3,275,352	1,322,770	299,138
Transfers between funds	-	-	776,473	(937)	8,330,152	(270,877)	10,186,710	1,489,354
Redemptions (note 3)	(204,398,905)	(195,809,381)	(642,220)	(137,091)	(1,487,321)	(928,053)	(1,972,374)	(1,366,784)
Annuity benefits	(270,236)	(321,250)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21,441,309)	(19,654,401)	(344)	(343)	(237,573)	(159,141)	(292,002)	(232,478)
Contingent deferred sales charges (note 2)	(988,594)	(1,195,372)	-	(1,020)	(3,600)	(4,353)	(5,730)	(25,447)
Adjustments to maintain reserves	(126)	(9,443)	(37)	(6)	(84)	(50)	19	(44)

Net equity transactions	(114,174,563)	(44,914,655)	176,065	266,697	10,883,454	1,912,878	9,239,393	163,739

Net change in contract owners’ equity	(44,609,346)	(100,940,055)	405,657	161,738	11,922,733	1,620,952	10,824,570	(217,009)
Contract owners’ equity beginning of period	2,634,261,906	2,735,201,961	3,633,326	3,471,588	17,925,386	16,304,434	20,597,087	20,814,096

Contract owners’ equity end of period	$2,589,652,560	2,634,261,906	4,038,983	3,633,326	29,848,119	17,925,386	31,421,657	20,597,087

CHANGES IN UNITS:
Beginning units	187,313,161	187,732,605	314,243	292,218	1,180,649	1,058,388	1,183,791	1,173,728
Units purchased	19,990,448	25,250,942	68,926	37,125	835,953	274,904	654,582	151,772
Units redeemed	(25,881,259)	(25,670,386)	(58,217)	(15,100)	(144,590)	(152,643)	(137,600)	(141,709)

Ending units	181,422,350	187,313,161	324,952	314,243	1,872,012	1,180,649	1,700,773	1,183,791

	GVIDC		GVIDM		GVDMA		GVDMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$77,330	49,539	198,816	66,836	158,264	39,209	110,033	47,261
Realized gain (loss) on investments	(77,631)	41,686	907,589	608,994	665,894	739,874	224,064	597,943
Change in unrealized gain (loss) on investments	51,857	(507,550)	(1,106,512)	(2,946,865)	(1,124,630)	(2,790,193)	(274,023)	(1,911,192)
Reinvested capital gains	235,084	318,780	2,049,802	1,631,781	3,442,385	990,534	703,791	986,280

Net increase (decrease) in contract owners’ equity resulting from operations	286,640	(97,545)	2,049,695	(639,254)	3,141,913	(1,020,576)	763,865	(279,708)

Equity transactions:
Purchase payments received from contract owners (note 3)	312,140	585,550	330,089	326,391	426,447	1,272,976	396,989	885,084
Transfers between funds	1,843,286	813,036	3,002,722	536,550	(118,538)	(2,182,733)	429,575	113,960
Redemptions (note 3)	(1,180,363)	(680,256)	(3,524,080)	(4,078,064)	(7,394,918)	(3,799,655)	(760,255)	(1,545,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(121,832)	(94,212)	(316,122)	(301,694)	(379,363)	(381,909)	(167,858)	(155,579)
Contingent deferred sales charges (note 2)	(275)	(16,831)	(7,129)	(25,157)	(619)	(23,986)	(1,195)	(22,790)
Adjustments to maintain reserves	(37)	(8)	(6)	(40)	(25)	6	(47)	(64)

Net equity transactions	852,919	607,279	(514,526)	(3,542,014)	(7,467,016)	(5,115,301)	(102,791)	(724,801)

Net change in contract owners’ equity	1,139,559	509,734	1,535,169	(4,181,268)	(4,325,103)	(6,135,877)	661,074	(1,004,509)
Contract owners’ equity beginning of period	10,042,727	9,532,993	37,092,664	41,273,932	49,780,437	55,916,314	18,707,458	19,711,967

Contract owners’ equity end of period	$11,182,286	10,042,727	38,627,833	37,092,664	45,455,334	49,780,437	19,368,532	18,707,458

CHANGES IN UNITS:
Beginning units	856,827	803,886	3,012,659	3,293,406	4,072,684	4,486,805	1,536,453	1,597,884
Units purchased	241,707	186,385	323,580	335,211	80,646	154,743	130,285	168,318
Units redeemed	(172,368)	(133,444)	(364,900)	(615,958)	(678,586)	(568,864)	(140,887)	(229,749)

Ending units	926,166	856,827	2,971,339	3,012,659	3,474,744	4,072,684	1,525,851	1,536,453

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$258,097	159,982	57,770	37,449	(25,021)	(60,271)	(226,797)	(270,312)
Realized gain (loss) on investments	46,107	30,305	3,523	17,936	(23,084)	8,549	(33,566)	95,625
Change in unrealized gain (loss) on investments	2,113,110	(1,935,368)	400,048	(465,065)	(132,514)	(125,081)	(554,224)	(380,628)
Reinvested capital gains	-	-	-	-	209,208	-	863,568	48,782

Net increase (decrease) in contract owners’ equity resulting from operations	2,417,314	(1,745,081)	461,341	(409,680)	28,589	(176,803)	48,981	(506,533)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,000,898	14,354,593	2,296,733	4,621,798	125,677	2,762,931	6,876,889	10,761,204
Transfers between funds	1,875,731	508,978	(9,382)	(127,895)	(13,155)	(468,926)	44,947	404,728
Redemptions (note 3)	(392,262)	(153,776)	(92,460)	(35,774)	(284,444)	(16,356)	(924,100)	(1,047,400)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(521,861)	(298,700)	(135,117)	(82,667)	(15,189)	(736)	(341,880)	(209,911)
Contingent deferred sales charges (note 2)	(7,161)	(68)	(1,707)	-	(3,515)	-	(69,706)	(13,830)
Adjustments to maintain reserves	(21)	(21)	(26)	(4)	4	(26)	8	(40)

Net equity transactions	13,955,324	14,411,006	2,058,041	4,375,458	(190,622)	2,276,887	5,586,158	9,894,751

Net change in contract owners’ equity	16,372,638	12,665,925	2,519,382	3,965,778	(162,033)	2,100,084	5,635,139	9,388,218
Contract owners’ equity beginning of period	34,972,792	22,306,867	9,486,171	5,520,393	4,405,806	2,305,722	25,477,682	16,089,464

Contract owners’ equity end of period	$51,345,430	34,972,792	12,005,553	9,486,171	4,243,773	4,405,806	31,112,821	25,477,682

CHANGES IN UNITS:
Beginning units	3,422,681	2,068,500	923,437	513,067	407,874	209,113	2,411,152	1,494,241
Units purchased	1,525,325	1,422,361	261,456	441,509	14,946	249,263	675,816	1,051,381
Units redeemed	(186,803)	(68,180)	(64,036)	(31,139)	(33,060)	(50,502)	(138,571)	(134,470)

Ending units	4,761,203	3,422,681	1,120,857	923,437	389,760	407,874	2,948,397	2,411,152

	WRPMMV		WRASP		WRBP		WRBDP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,099,131)	(1,307,615)	(733,992)	(1,309,558)	(40,530)	(216,377)	322,709	605,325
Realized gain (loss) on investments	30,040	56,661	(4,350,460)	(6,253,716)	(556,359)	(144,180)	(211,222)	(230,963)
Change in unrealized gain (loss) on investments	(2,076,413)	(1,226,050)	1,442,143	(22,999,953)	(4,140,229)	(5,190,339)	742,642	(883,770)
Reinvested capital gains	4,677,986	-	-	19,801,641	4,872,238	4,876,756	98,416	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,532,482	(2,477,004)	(3,642,309)	(10,761,586)	135,120	(674,140)	952,545	(509,408)

Equity transactions:
Purchase payments received from contract owners (note 3)	38,593,381	54,411,143	1,548,188	3,898,546	1,192,422	2,854,114	1,236,203	1,519,021
Transfers between funds	(2,002,335)	932,877	(10,230,397)	(7,812,201)	200,899	732,169	1,326,676	(811,277)
Redemptions (note 3)	(1,851,966)	(543,888)	(12,013,612)	(16,002,958)	(4,391,000)	(5,546,458)	(5,631,531)	(5,971,465)
Annuity benefits	-	-	(37,220)	(48,435)	(8,763)	(9,911)	(15,497)	(26,077)
Contract maintenance charges (note 2)	(1,679,429)	(935,680)	(11,244)	(14,249)	(3,673)	(3,760)	(4,012)	(4,071)
Contingent deferred sales charges (note 2)	(83,835)	(14,571)	(23,533)	(34,260)	(9,206)	(11,288)	(14,344)	(11,642)
Adjustments to maintain reserves	(108)	25	28	(3,394)	(76)	(162)	36	(3,529)

Net equity transactions	32,975,708	53,849,906	(20,767,790)	(20,016,951)	(3,019,397)	(1,985,296)	(3,102,469)	(5,309,040)

Net change in contract owners’ equity	34,508,190	51,372,902	(24,410,099)	(30,778,537)	(2,884,277)	(2,659,436)	(2,149,924)	(5,818,448)
Contract owners’ equity beginning of period	121,855,266	70,482,364	93,898,393	124,676,930	34,820,010	37,479,446	38,451,231	44,269,679

Contract owners’ equity end of period	$156,363,456	121,855,266	69,488,294	93,898,393	31,935,733	34,820,010	36,301,307	38,451,231

CHANGES IN UNITS:
Beginning units	11,313,076	6,428,156	3,830,913	4,606,057	1,795,512	1,899,205	2,983,728	3,397,417
Units purchased	3,886,651	5,119,177	292,758	407,772	281,625	386,012	550,293	394,920
Units redeemed	(747,847)	(234,257)	(1,184,122)	(1,182,916)	(441,846)	(489,705)	(787,753)	(808,609)

Ending units	14,451,880	11,313,076	2,939,549	3,830,913	1,635,291	1,795,512	2,746,268	2,983,728

	WRCEP		WRDIV		WRENG		WRGBP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(596,427)	(763,296)	(62,029)	(72,901)	(132,898)	(154,568)	107,763	122,227
Realized gain (loss) on investments	771,618	(739,026)	(56,781)	367,804	152,326	554,686	(47,705)	(45,645)
Change in unrealized gain (loss) on investments	(5,955,530)	(10,896,324)	(109,272)	(5,169,033)	2,713,271	(3,109,460)	206,982	(300,653)
Reinvested capital gains	6,867,392	10,986,613	1,449,275	3,679,237	-	57,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,087,053	(1,412,033)	1,221,193	(1,194,893)	2,732,699	(2,652,182)	267,040	(224,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,226,590	4,868,389	688,241	900,226	582,228	1,143,793	146,467	465,768
Transfers between funds	(2,006,656)	(224,899)	(1,373,042)	(2,326,480)	637,247	634,975	(346,401)	(237,003)
Redemptions (note 3)	(7,895,687)	(9,918,974)	(4,000,414)	(5,123,488)	(1,061,392)	(947,431)	(279,077)	(461,332)
Annuity benefits	(20,865)	(23,839)	(12,927)	(15,051)	(1,317)	(1,583)	-	-
Contract maintenance charges (note 2)	(4,878)	(5,172)	(3,514)	(4,117)	(812)	(813)	(165)	(164)
Contingent deferred sales charges (note 2)	(11,480)	(21,875)	(4,522)	(9,055)	(4,977)	(6,437)	(1,859)	(2,957)
Adjustments to maintain reserves	(171)	(3,451)	(66)	(2,495)	(108)	(27)	(47)	(32)

Net equity transactions	(7,713,147)	(5,329,821)	(4,706,244)	(6,580,460)	150,869	822,477	(481,082)	(235,720)

Net change in contract owners’ equity	(6,626,094)	(6,741,854)	(3,485,051)	(7,775,353)	2,883,568	(1,829,705)	(214,042)	(459,791)
Contract owners’ equity beginning of period	61,260,769	68,002,623	28,528,303	36,303,656	8,530,094	10,359,799	5,034,992	5,494,783

Contract owners’ equity end of period	$54,634,675	61,260,769	25,043,252	28,528,303	11,413,662	8,530,094	4,820,950	5,034,992

CHANGES IN UNITS:
Beginning units	2,637,903	2,872,725	1,546,054	1,905,608	926,804	861,021	513,601	537,675
Units purchased	233,780	433,299	149,839	147,019	257,516	284,646	40,715	97,358
Units redeemed	(570,335)	(668,121)	(414,205)	(506,573)	(248,082)	(218,863)	(87,874)	(121,432)

Ending units	2,301,348	2,637,903	1,281,688	1,546,054	936,238	926,804	466,442	513,601

	WRGNR		WRGP		WRHIP		WRIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(87,504)	(197,377)	(708,795)	(783,171)	2,531,002	2,241,656	(171,414)	(158,911)
Realized gain (loss) on investments	421,629	15,126	200,515	997,817	402,849	1,281,452	437,132	(65,619)
Change in unrealized gain (loss) on investments	1,985,098	(3,308,455)	(5,046,461)	(3,887,373)	2,908,925	(7,759,648)	(1,317,464)	(182,984)
Reinvested capital gains	-	-	5,235,831	6,617,480	-	504,758	405,198	734,294

Net increase (decrease) in contract owners’ equity resulting from operations	2,319,223	(3,490,706)	(318,910)	2,944,753	5,842,776	(3,731,782)	(646,548)	326,780

Equity transactions:
Purchase payments received from contract owners (note 3)	390,289	404,104	1,589,759	3,893,282	1,558,125	3,290,930	549,856	1,211,173
Transfers between funds	(506,377)	127,933	(2,130,729)	1,175,592	(1,602,270)	(942,409)	255,703	78,603
Redemptions (note 3)	(1,278,506)	(1,478,337)	(6,791,996)	(9,543,778)	(4,585,275)	(5,938,255)	(1,469,385)	(2,811,605)
Annuity benefits	(2,594)	(3,162)	(33,972)	(36,219)	(22,226)	(28,368)	(7,566)	(8,435)
Contract maintenance charges (note 2)	(1,582)	(1,813)	(5,571)	(5,826)	(3,775)	(4,035)	(1,588)	(1,616)
Contingent deferred sales charges (note 2)	(3,367)	(3,213)	(9,479)	(20,847)	(17,757)	(18,703)	(4,802)	(4,956)
Adjustments to maintain reserves	1,039	4,720	159	1,482	(176)	(975)	128	(345)

Net equity transactions	(1,401,098)	(949,768)	(7,381,829)	(4,536,314)	(4,673,354)	(3,641,815)	(677,654)	(1,537,181)

Net change in contract owners’ equity	918,125	(4,440,474)	(7,700,739)	(1,591,561)	1,169,422	(7,373,597)	(1,324,202)	(1,210,401)
Contract owners’ equity beginning of period	11,182,919	15,623,393	53,697,863	55,289,424	43,096,093	50,469,690	14,609,613	15,820,014

Contract owners’ equity end of period	$12,101,044	11,182,919	45,997,124	53,697,863	44,265,515	43,096,093	13,285,411	14,609,613

CHANGES IN UNITS:
Beginning units	1,283,775	1,370,403	2,454,856	2,679,747	2,260,344	2,433,200	787,054	863,081
Units purchased	143,567	215,963	213,999	548,861	223,143	312,324	105,313	137,568
Units redeemed	(288,134)	(302,591)	(566,840)	(773,752)	(453,552)	(485,180)	(139,710)	(213,595)

Ending units	1,139,208	1,283,775	2,102,015	2,454,856	2,029,935	2,260,344	752,657	787,054

	WRI2P		WRLTBP		WRMIC		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(14,451)	(29,540)	(550)	4,465	(118,818)	(141,302)	(377,543)	(470,069)
Realized gain (loss) on investments	134,665	738,557	4,327	(43,025)	(171,653)	700,584	2,170,916	1,528,644
Change in unrealized gain (loss) on investments	(373,262)	(3,095,893)	5,960	7,018	356,924	(2,949,874)	(2,147,308)	(5,717,313)
Reinvested capital gains	147,813	2,001,329	-	-	811,373	1,442,679	1,383,372	2,489,718

Net increase (decrease) in contract owners’ equity resulting from operations	(105,235)	(385,547)	9,737	(31,542)	877,826	(947,913)	1,029,437	(2,169,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	739,153	1,280,920	147,674	696,184	465,204	770,298	1,159,406	1,868,916
Transfers between funds	16,277	(363,853)	1,354,852	559,153	(397,320)	(502,981)	(990,366)	450,620
Redemptions (note 3)	(1,499,320)	(1,628,594)	(425,211)	(1,431,149)	(571,736)	(1,190,198)	(4,068,952)	(4,600,583)
Annuity benefits	(1,870)	(3,251)	(432)	(741)	(1,143)	(1,689)	(5,928)	(6,604)
Contract maintenance charges (note 2)	(1,337)	(1,408)	(197)	(130)	(630)	(796)	(2,054)	(2,292)
Contingent deferred sales charges (note 2)	(4,151)	(3,949)	(2,437)	(511)	(2,896)	(4,875)	(10,470)	(11,956)
Adjustments to maintain reserves	29	(3,761)	(18)	(69)	(299)	(1,029)	(234)	(2,775)

Net equity transactions	(751,219)	(723,896)	1,074,231	(177,263)	(508,820)	(931,270)	(3,918,598)	(2,304,674)

Net change in contract owners’ equity	(856,454)	(1,109,443)	1,083,968	(208,805)	369,006	(1,879,183)	(2,889,161)	(4,473,694)
Contract owners’ equity beginning of period	14,586,517	15,695,960	4,579,147	4,787,952	8,116,447	9,995,630	26,721,642	31,195,336

Contract owners’ equity end of period	$13,730,063	14,586,517	5,663,115	4,579,147	8,485,453	8,116,447	23,832,481	26,721,642

CHANGES IN UNITS:
Beginning units	846,901	888,370	458,252	475,512	423,192	465,081	1,226,761	1,330,649
Units purchased	122,231	182,133	201,482	246,871	48,006	61,022	164,306	206,342
Units redeemed	(165,841)	(223,602)	(95,853)	(264,131)	(73,808)	(102,911)	(347,756)	(310,230)

Ending units	803,291	846,901	563,881	458,252	397,390	423,192	1,043,311	1,226,761

	WRMMP		WRPAP		WRPCP		WRPMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(249,544)	(294,966)	76,154	831,196	(180,797)	(197,437)	(246,465)	2,124,197
Realized gain (loss) on investments	-	-	1,087,190	523,553	(788,396)	582,852	6,804,815	11,334,825
Change in unrealized gain (loss) on investments	-	-	(5,230,544)	(8,369,591)	(2,689,896)	(6,252,095)	(41,736,971)	(72,426,767)
Reinvested capital gains	648	-	5,544,782	6,370,776	4,756,409	5,134,959	48,556,810	52,583,221

Net increase (decrease) in contract owners’ equity resulting from operations	(248,896)	(294,966)	1,477,582	(644,066)	1,097,320	(731,721)	13,378,189	(6,384,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,833,816	12,725,470	634,234	2,553,951	3,825,461	5,836,761	4,527,522	8,289,894
Transfers between funds	14,201,413	10,414,096	(2,860,559)	(131,868)	1,186,344	(481,539)	(4,277,140)	6,188,470
Redemptions (note 3)	(26,267,374)	(27,786,873)	(9,214,703)	(3,568,396)	(5,925,631)	(5,840,261)	(31,502,238)	(24,698,592)
Annuity benefits	(16,297)	(19,156)	-	-	-	-	(33,615)	(33,127)
Contract maintenance charges (note 2)	(4,524)	(4,584)	(321,377)	(340,679)	(717,191)	(642,489)	(6,318,427)	(6,161,421)
Contingent deferred sales charges (note 2)	(3,852)	(9,415)	(22,813)	(16,638)	(66,587)	(73,166)	(197,507)	(316,234)
Adjustments to maintain reserves	(615)	266,787	(54)	(11)	(65)	(97)	105	(258,166)

Net equity transactions	(1,257,433)	(4,413,675)	(11,785,272)	(1,503,641)	(1,697,669)	(1,200,791)	(37,801,300)	(16,989,176)

Net change in contract owners’ equity	(1,506,329)	(4,708,641)	(10,307,690)	(2,147,707)	(600,349)	(1,932,512)	(24,423,111)	(23,373,700)
Contract owners’ equity beginning of period	20,249,566	24,958,207	61,605,624	63,753,331	78,786,831	80,719,343	635,176,018	658,549,718

Contract owners’ equity end of period	$18,743,237	20,249,566	51,297,934	61,605,624	78,186,482	78,786,831	610,752,907	635,176,018

CHANGES IN UNITS:
Beginning units	2,047,910	2,500,744	4,408,192	4,511,626	6,216,193	6,313,031	47,975,761	49,218,518
Units purchased	4,293,085	5,369,009	99,667	261,057	802,743	708,155	1,145,793	2,227,763
Units redeemed	(4,419,045)	(5,821,843)	(957,150)	(364,491)	(938,556)	(804,993)	(4,019,231)	(3,470,520)

Ending units	1,921,950	2,047,910	3,550,709	4,408,192	6,080,380	6,216,193	45,102,323	47,975,761

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,218,994	7,471,669	(122,739)	209,659	(56,910)	(66,134)	(683,911)	(804,488)
Realized gain (loss) on investments	11,765,345	13,010,388	500,333	3,608,272	898,603	1,713,107	2,102,818	1,730,847
Change in unrealized gain (loss) on investments	(55,304,330)	(94,872,772)	(10,693,812)	(21,150,799)	(1,690,714)	(2,581,952)	(3,488,106)	(6,445,381)
Reinvested capital gains	62,921,614	65,178,734	13,307,575	15,432,623	1,199,400	1,344,337	1,830,281	3,194,583

Net increase (decrease) in contract owners’ equity resulting from operations	21,601,623	(9,211,981)	2,991,357	(1,900,245)	350,379	409,358	(238,918)	(2,324,439)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,860,577	8,617,323	1,989,632	1,729,007	525,634	1,061,935	1,890,352	5,590,356
Transfers between funds	(15,835,973)	(1,599,077)	731,800	(3,409,437)	286,650	(572,092)	(1,551,411)	(13,121)
Redemptions (note 3)	(32,217,161)	(23,427,638)	(10,323,527)	(8,648,263)	(1,402,038)	(1,821,227)	(4,878,838)	(5,860,921)
Annuity benefits	(6,668)	(7,120)	-	-	(2,366)	(2,428)	(15,890)	(19,149)
Contract maintenance charges (note 2)	(7,991,646)	(7,826,327)	(1,823,438)	(1,763,737)	(1,294)	(1,341)	(4,890)	(4,826)
Contingent deferred sales charges (note 2)	(296,047)	(365,922)	(60,527)	(56,677)	(4,281)	(6,988)	(13,004)	(18,627)
Adjustments to maintain reserves	799	337	17	(138)	(181)	(2,393)	(66)	523

Net equity transactions	(51,486,119)	(24,608,424)	(9,486,043)	(12,149,245)	(597,876)	(1,344,534)	(4,573,747)	(325,765)

Net change in contract owners’ equity	(29,884,496)	(33,820,405)	(6,494,686)	(14,049,490)	(247,497)	(935,176)	(4,812,665)	(2,650,204)
Contract owners’ equity beginning of period	735,867,101	769,687,506	188,800,915	202,850,405	13,397,545	14,332,721	51,367,436	54,017,640

Contract owners’ equity end of period	$705,982,605	735,867,101	182,306,229	188,800,915	13,150,048	13,397,545	46,554,771	51,367,436

CHANGES IN UNITS:
Beginning units	52,822,113	54,584,907	14,357,064	15,276,494	606,982	668,668	1,710,367	1,715,048
Units purchased	794,084	1,698,851	589,482	537,028	96,836	130,951	161,288	304,291
Units redeemed	(4,506,911)	(3,461,645)	(1,314,546)	(1,456,458)	(123,342)	(192,637)	(316,499)	(308,972)

Ending units	49,109,286	52,822,113	13,632,000	14,357,064	580,476	606,982	1,555,156	1,710,367

	WRSCP		WRSCV		WRVP
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(258,988)	(300,872)	(88,181)	(126,941)	(52,608)	(189,200)
Realized gain (loss) on investments	539,578	279,275	256,033	689,240	640,271	(127,210)
Change in unrealized gain (loss) on investments	(1,895,892)	(2,907,005)	1,104,247	(1,903,230)	(1,275,689)	(4,395,522)
Reinvested capital gains	1,838,668	3,017,172	658,635	730,453	2,343,992	3,334,131

Net increase (decrease) in contract owners’ equity resulting from operations	223,366	88,570	1,930,734	(610,478)	1,655,966	(1,377,801)

Equity transactions:
Purchase payments received from contract owners (note 3)	979,252	1,670,515	240,353	286,896	391,883	685,166
Transfers between funds	(258,118)	(209,654)	409,900	(345,980)	(587,188)	(2,125,855)
Redemptions (note 3)	(1,802,458)	(2,050,071)	(1,075,502)	(1,173,951)	(3,319,578)	(4,006,074)
Annuity benefits	(7,635)	(8,926)	(1,399)	(1,431)	(14,046)	(16,548)
Contract maintenance charges (note 2)	(1,558)	(1,778)	(875)	(958)	(2,487)	(2,949)
Contingent deferred sales charges (note 2)	(9,770)	(6,515)	(620)	(1,965)	(3,834)	(8,648)
Adjustments to maintain reserves	56	(124)	41	(124)	(27)	77

Net equity transactions	(1,100,231)	(606,553)	(428,102)	(1,237,513)	(3,535,277)	(5,474,831)

Net change in contract owners’ equity	(876,865)	(517,983)	1,502,632	(1,847,991)	(1,879,311)	(6,852,632)
Contract owners’ equity beginning of period	18,431,933	18,949,916	7,750,642	9,598,633	21,737,460	28,590,092

Contract owners’ equity end of period	$17,555,068	18,431,933	9,253,274	7,750,642	19,858,149	21,737,460

CHANGES IN UNITS:
Beginning units	980,178	1,005,488	423,217	487,151	1,154,008	1,445,787
Units purchased	122,682	167,016	68,879	44,432	87,463	148,130
Units redeemed	(176,971)	(192,326)	(94,416)	(108,366)	(281,416)	(439,909)

Ending units	925,889	980,178	397,680	423,217	960,055	1,154,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charge - Recurring	1.50%	1.25%
Death Benefit Options -	-	-
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%(1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.	-	-
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	-	-
Extra Value Options (EV):	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.	-	-
3% Extra Value Credit Option	-	0.50%(2)
4% Extra Value Credit Option	-	0.60%(3)
Capital Preservation and Income Options	-	-
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.	-	-
Capital Preservation Plus Lifetime Income Option	-	1.00%(4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.	-	-
Nationwide Lifetime Income Rider	-	-
Provides for lifetime withdrawals even after the contract value is zero.	-	-
5% (no longer available)	-	1.00%(5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Joint Option for the Nationwide Lifetime Income Rider	-	-
Allows surviving spouse to continue to receive the lifetime benefit associated with the Nationwide Lifetime Income Rider.	-	-
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30%(6)
10% (not available in NY)	-	0.30%(7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charge - Recurring	1.30%	1.30%
Death Benefit Options -	-	-
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%	-
Combination Enhanced	0.65%(1)	-
Combination Enhanced III	0.65%(8)(9)	-
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.	-	-
Beneficiary Protector II Option	0.35%(10)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	-	-
Additional Optional Riders	-	-
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50%(11)(12)	1.50%(11)(12)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40%(12)(13)	0.40%(12)(13)
Maximum Nationwide Lifetime Income Capture Option	1.5%(14)	1.5%(14)
Maximum Joint Option for the Nationwide Lifetime Income Capture Option	0.4%(15)	0.4%(15)
Maximum Nationwide Lifetime Income Track Option	1.5%(16)	1.5%(16)
Maximum Joint Option for the Nationwide Lifetime Income Track Option	0.4%(17)	0.4%(17)

Maximum Variable Account Charges*	4.30%(18)	3.45%(18)

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(2)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(3)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(4)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(5)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(6)	For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
(7)	For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
(8)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(9)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(10)	In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(11)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(12)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(13)	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
(14)	Currently, the charge associated with the Nationwide Lifetime Income Capture Option is equal to 1.20% of the Current Income Benefit Base.
(15)	The Joint Option for the Nationwide Lifetime Income Capture Option may only be elected if and when the Nationwide Lifetime Income Capture Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture Option is 0.30% of the Current Income Benefit Base.
(16)	Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.
(17)	The Joint Option for the Nationwide Lifetime Income Track Option may only be elected if and when the Nationwide Lifetime Income Track Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track Option is 0.15% of the Current Income Benefit Base.
(18)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$15,821,062	$8,222	$67,298	$194,804	$66,815	$243,040	$335,289	$100,994
1.30%	4,075,363	-	108,019	10,329	41,880	19,184	31,052	51,257
1.35%	1,203,394	-	21,009	9,887	5,059	42,108	67,117	21,141
1.40%	4,882,985	1,607	26,891	75,651	11,981	88,950	94,099	15,886
1.45%	954,714	99	13,783	2,667	3,340	657	-	4,270
1.50%	1,865,042	451	5,394	5,429	2,724	23,415	52,862	5,199
1.55%	1,102,313	151	8,153	3,898	317	6,126	2,473	14,264
1.60%	554,285	3,426	9,058	5,967	2,151	2,673	836	721
1.65%	1,036,488	28	6,834	2,730	2,783	11,964	8,670	16,258
1.70%	406,822	6,815	9,856	5,692	-	1,122	1,892	1,650
1.75%	542,620	141	2,423	8,656	212	13,003	6,237	346
1.80%	96,215	-	3,990	815	-	-	-	1,005
1.85%	813,178	10,176	8,429	-	1,606	28,554	17,846	7,537
1.90%	121,109	916	271	-	-	-	1,550	270
1.95%	278,484	3,110	770	-	-	4,597	4,260	-
2.00%	763,845	12,438	11,673	4,397	3,132	13,392	3,899	9,851
2.05%	129,721	14	748	-	-	-	-	-
2.10%	278,212	9,232	4,429	475	-	11,718	2,229	-
2.15%	157,592	3,456	20	218	2,948	1,898	1,915	8,502
2.20%	1,186	-	474	-	-	-	-	227
2.25%	60,794	1,222	176	-	-	6,408	-	2,789
2.30%	4,925	-	868	-	-	-	-	-
2.35%	23,195	-	-	-	-	873	-	858
2.40%	73,421	-	8,756	-	-	-	-	-
2.45%	3,256	-	-	-	-	-	185	-
2.50%	17,201	-	-	-	-	-	-	-
2.60%	5,781	611	-	-	-	-	-	-

Totals	$35,273,203	$62,115	$319,322	$331,615	$144,948	$519,682	$632,411	$263,025

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$5,368	$772	$-	$2,009	$1,176	$210,395	$79,542	$98,783
1.30%	381,730	101,330	27,446	279,868	1,321,989	65,933	27,376	19,746
1.35%	42,289	3,118	-	27,566	53,565	28,652	11,763	9,123
1.40%	77,132	12,392	415	14,885	149,112	224,821	112,022	137,931
1.45%	36,779	11,227	7,724	21,795	212,981	37,996	27,631	17,789
1.50%	-	-	-	33	-	137,146	56,063	78,458
1.55%	9,420	5,322	1,743	14,642	66,835	88,799	29,421	41,140
1.60%	2,995	2,373	3,424	8,877	52,649	40,278	20,463	21,842
1.65%	1,663	316	-	853	7,464	92,011	29,845	39,035
1.70%	1,619	-	11,307	4,365	19,237	23,011	10,233	7,661
1.75%	-	-	-	-	-	46,593	24,410	33,269
1.80%	4,419	-	-	-	-	8,969	4,016	3,311
1.85%	2,208	-	-	-	-	73,413	16,202	15,887
1.90%	-	-	-	-	-	16,991	2,702	757
1.95%	4,131	2,350	7,450	2,962	12,085	16,289	10,470	3,174
2.00%	-	-	-	-	-	53,791	13,994	15,412
2.05%	-	1,056	3,654	-	322	7,106	6,341	2,390
2.10%	-	-	-	-	-	20,795	4,362	4,312
2.15%	-	1,403	-	-	-	6,334	2,293	1,235
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	142	1,046	96
2.30%	4	840	-	-	839	244	114	6
2.35%	-	-	-	-	-	1,151	332	44
2.40%	6,489	6,466	-	-	-	1,394	885	409
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	873	88	-
2.60%	-	-	-	-	-	859	-	288

Totals	$576,246	$148,965	$63,163	$377,855	$1,898,254	$1,203,986	$491,614	$552,098

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$134,583	$69,622	$25,182	$14,754	$33,408	$143,550	$83,188	$37,725
1.30%	38,636	15,979	7,324	3,935	8,118	36,495	30,306	14,111
1.35%	18,584	7,840	1,225	1,558	2,322	16,527	7,978	2,946
1.40%	145,499	81,501	22,110	8,880	38,620	126,794	123,823	38,433
1.45%	71,565	6,732	6,027	8,736	4,315	40,370	38,189	6,546
1.50%	104,026	59,743	10,241	8,269	20,544	85,357	90,689	25,982
1.55%	64,735	22,481	18,010	5,764	12,606	43,237	61,530	13,584
1.60%	31,615	7,419	4,981	4,826	5,588	40,914	25,793	11,359
1.65%	50,519	19,877	11,350	8,142	15,515	45,002	51,372	13,993
1.70%	38,097	6,384	11,991	3,832	3,440	15,583	38,282	9,455
1.75%	33,675	18,606	4,784	459	7,475	23,741	33,595	8,162
1.80%	8,372	2,096	2,949	2,023	1,888	2,467	4,737	2,593
1.85%	34,420	24,003	395	553	2,366	36,745	7,656	2,253
1.90%	7,131	4,479	826	-	2,307	7,908	2,815	879
1.95%	20,005	4,769	2,905	268	270	10,399	9,155	4,396
2.00%	32,562	19,706	4,093	152	3,532	29,079	15,105	2,062
2.05%	5,030	1,958	2,435	799	270	2,822	20,517	3,137
2.10%	7,708	8,332	1,699	-	4,128	9,514	4,889	1,119
2.15%	3,290	1,449	1,248	-	712	2,221	3,274	1,922
2.20%	-	-	-	-	-	-	-	-
2.25%	81	979	190	-	174	140	7	6
2.30%	238	13	8	6	-	338	692	-
2.35%	442	232	6	-	12	388	243	163
2.40%	1,775	-	6,087	-	125	911	1,405	200
2.45%	-	-	-	-	-	-	-	-
2.50%	-	183	-	-	-	270	-	-
2.60%	389	444	-	-	-	-	-	-

Totals	$852,977	$384,827	$146,066	$72,956	$167,735	$720,772	$655,240	$201,026

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$33,873	$12,262	$12,790	$55,005	$110,877	$404,963	$414,796	$4,844,271
1.30%	8,903	2,529	6,617	28,377	19,570	26,487	170,327	601,631
1.35%	3,452	2,112	2,748	8,623	13,066	39,142	43,838	317,649
1.40%	45,171	10,187	17,635	59,368	59,731	42,884	169,164	933,970
1.45%	11,497	4,913	9,598	12,363	3,316	15,516	5,266	138,157
1.50%	23,036	7,526	10,408	39,404	20,194	35,988	50,702	222,627
1.55%	20,217	12,301	11,451	31,256	7,833	22,135	42,000	141,496
1.60%	8,861	6,410	7,227	8,445	8,821	18,869	14,506	52,196
1.65%	11,306	5,802	13,139	19,892	13,255	30,813	43,505	135,821
1.70%	7,374	3,600	6,466	13,470	2,817	6,279	7,128	35,281
1.75%	7,170	1,887	2,638	13,118	5,247	4,794	4,075	85,442
1.80%	1,421	194	1,593	4,829	25	608	2,237	753
1.85%	2,194	239	873	29,356	4,632	29,913	45,466	267,276
1.90%	179	-	996	4,504	-	4,610	1,146	40,855
1.95%	1,602	313	1,187	7,497	-	15,928	15,058	49,323
2.00%	3,637	313	3,748	19,120	117	53,967	19,009	226,267
2.05%	2,677	341	1,555	4,935	2,199	2,575	2,457	28,743
2.10%	2,665	-	1,678	9,035	2,186	9,914	8,144	94,678
2.15%	2,105	1,635	434	1,506	-	1,775	5,146	23,987
2.20%	-	-	-	-	-	-	-	248
2.25%	-	-	-	104	77	684	-	22,354
2.30%	13	6	-	247	-	-	-	-
2.35%	-	-	-	159	300	1,855	1,050	2,322
2.40%	177	-	6,037	6,233	-	115	-	1,295
2.45%	-	-	-	-	-	-	-	3,071
2.50%	-	-	-	281	86	-	-	12,256
2.60%	-	-	-	416	-	-	-	2,774

Totals	$197,530	$72,570	$118,818	$377,543	$274,349	$769,814	$1,065,020	$8,284,743

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,391,362	$1,338,432	$34,297	$109,328	$30,008	$22,139	$50,140
1.30%	244,342	232,203	12,419	45,142	18,849	3,351	12,573
1.35%	242,585	100,415	4,397	11,292	3,613	1,934	7,151
1.40%	1,368,142	265,502	31,030	124,560	48,857	28,422	48,927
1.45%	28,195	42,253	9,534	53,398	21,223	4,591	13,676
1.50%	408,806	80,343	20,397	79,943	30,422	14,450	48,771
1.55%	97,779	56,021	20,277	53,862	19,940	11,892	19,202
1.60%	29,333	20,182	7,786	36,902	15,048	4,001	5,470
1.65%	150,515	70,645	13,897	44,908	16,565	9,742	20,459
1.70%	12,572	15,475	8,867	37,133	13,210	794	4,832
1.75%	71,815	14,136	12,828	25,085	11,963	4,072	12,563
1.80%	9,270	5,383	2,113	7,937	3,781	1,512	909
1.85%	18,468	76,849	5,905	10,670	5,187	6,653	19,248
1.90%	5,980	4,474	1,041	3,176	1,099	647	2,600
1.95%	26,230	9,874	2,845	15,601	2,244	468	6,499
2.00%	87,093	72,555	5,833	5,756	4,251	1,101	12,808
2.05%	6,307	3,247	1,241	7,402	5,219	374	1,850
2.10%	11,620	30,061	2,674	2,974	1,247	1,790	4,605
2.15%	36,947	32,572	700	2,044	1,444	985	1,974
2.20%	-	237	-	-	-	-	-
2.25%	21,226	2,175	328	298	46	-	46
2.30%	-	-	109	112	-	-	228
2.35%	-	12,581	-	10	8	5	161
2.40%	1,787	11,115	350	6,378	4,764	173	95
2.45%	-	-	-	-	-	-	-
2.50%	3,164	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

Totals	$9,273,538	$2,496,730	$198,868	$683,911	$258,988	$119,096	$294,787

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $6,343,668 and $12,604,117, respectively, and total transfers from the Account to the fixed account were $9,040,240 and $10,368,267, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $118,215 and $239,622 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,668,377 and $585,715 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,589,672,631	$-	$-	$2,589,672,631

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$1,111,918	$671,448
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	13,515,227	1,811,282
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	12,978,145	2,429,111
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,351,413	2,186,043
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,277,617	4,543,519
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,369,160	10,235,502
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,424,726	1,713,644
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	15,463,586	1,250,143
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	2,820,117	704,279
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	365,462	371,901
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	7,508,849	1,285,928
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	40,519,316	3,964,645
Variable Insurance Portfolios - Asset Strategy (WRASP)	762,629	22,264,448
Variable Insurance Portfolios - Balanced (WRBP)	7,810,021	5,997,635
Variable Insurance Portfolios - Bond (WRBDP)	4,605,562	7,286,683
Variable Insurance Portfolios - Core Equity (WRCEP)	8,598,416	10,040,432
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,468,374	5,787,094
Variable Insurance Portfolios - Energy (WRENG)	1,723,625	1,705,545
Variable Insurance Portfolios - Global Bond (WRGBP)	440,686	813,959
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	618,007	2,107,647
Variable Insurance Portfolios - Growth (WRGP)	6,276,521	9,131,322
Variable Insurance Portfolios - High Income (WRHIP)	5,103,704	7,245,881
Variable Insurance Portfolios - International Growth (WRIP)	1,263,867	1,707,689
Variable Insurance Portfolios - International Core Equity (WRI2P)	1,552,886	2,170,661
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,860,546	786,847
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	1,451,500	1,267,466
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	2,430,151	5,342,612
Variable Insurance Portfolios - Money Market (WRMMP)	16,519,267	18,024,931
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	7,572,100	13,736,382
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	13,548,300	10,670,293
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	61,324,943	50,816,034
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	76,491,864	62,838,178
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	19,841,690	16,142,914
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	2,584,287	2,039,492
Variable Insurance Portfolios - Science and Technology (WRSTP)	3,347,121	6,774,435
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	2,912,021	2,432,591
Variable Insurance Portfolios - Small Cap Value (WRSCV)	1,653,490	1,511,076
Variable Insurance Portfolios - Value (WRVP)	3,074,396	4,318,193

	$368,541,510	$304,127,885

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	1.25%	to	2.60%	324,952	$13.11	to	$11.48	$4,038,983	1.80%	8.10%	to	6.63%
2015	1.25%	to	2.60%	314,243	12.13	to	10.76	3,633,326	1.51%	-2.24%	to	-3.57%
2014	1.25%	to	2.60%	292,218	12.40	to	11.16	3,471,588	1.57%	3.67%	to	2.26%
2013	1.25%	to	2.60%	359,927	11.96	to	10.91	4,129,773	1.67%	25.66%	to	23.94%
2012	1.25%	to	2.60%	353,358	9.52	to	8.81	3,244,981	1.54%	14.45%	to	12.88%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	1.25%	to	2.40%	1,872,012	16.13	to	14.74	29,848,119	2.36%	4.98%	to	3.76%
2015	1.25%	to	2.40%	1,180,649	15.36	to	14.21	17,925,386	1.80%	-1.42%	to	-2.57%
2014	1.25%	to	2.40%	1,058,388	15.58	to	14.58	16,304,434	1.77%	3.28%	to	2.08%
2013	1.25%	to	2.20%	939,574	15.09	to	14.42	14,053,051	1.90%	12.01%	to	10.93%
2012	1.25%	to	2.20%	692,844	13.47	to	13.00	9,261,172	1.97%	8.02%	to	6.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	1.25%	to	2.10%	1,700,773	18.60	to	17.41	31,421,657	2.20%	6.40%	to	5.48%
2015	1.25%	to	2.15%	1,183,791	17.48	to	16.45	20,597,087	1.53%	-1.78%	to	-2.67%
2014	1.25%	to	2.15%	1,173,728	17.80	to	16.90	20,814,096	1.77%	3.90%	to	2.95%
2013	1.25%	to	2.15%	1,128,716	17.13	to	16.42	19,276,759	1.83%	18.00%	to	16.93%
2012	1.25%	to	2.15%	1,009,066	14.52	to	14.04	14,619,955	1.89%	10.84%	to	9.83%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	1.25%	to	2.15%	926,166	12.16	to	11.13	11,182,286	2.05%	2.96%	to	2.03%
2015	1.25%	to	2.15%	856,827	11.81	to	10.91	10,042,727	1.84%	-0.99%	to	-1.89%
2014	1.25%	to	2.00%	803,886	11.93	to	11.25	9,532,993	1.88%	2.59%	to	1.81%
2013	1.25%	to	2.00%	765,318	11.63	to	11.05	8,855,649	1.89%	3.52%	to	2.74%
2012	1.25%	to	2.10%	660,619	11.23	to	10.70	7,382,543	1.85%	3.86%	to	2.96%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	1.25%	to	2.35%	2,971,339	13.18	to	11.83	38,627,833	1.91%	5.81%	to	4.63%
2015	1.25%	to	2.35%	3,012,659	12.46	to	11.30	37,092,664	1.56%	-1.58%	to	-2.68%
2014	1.25%	to	2.35%	3,293,406	12.66	to	11.62	41,273,932	1.67%	3.87%	to	2.71%
2013	1.25%	to	2.45%	3,562,899	12.19	to	11.23	42,919,585	1.68%	15.17%	to	13.77%
2012	1.25%	to	2.45%	3,713,283	10.58	to	9.87	38,900,335	1.66%	9.42%	to	8.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	1.25%	to	2.15%	3,474,744	13.20	to	12.08	45,455,334	1.67%	7.13%	to	6.16%
2015	1.25%	to	2.45%	4,072,684	12.32	to	11.08	49,780,437	1.44%	-1.97%	to	-3.16%
2014	1.25%	to	2.45%	4,486,805	12.57	to	11.44	55,916,314	1.66%	3.65%	to	2.39%
2013	1.25%	to	2.45%	4,893,842	12.12	to	11.17	58,776,384	1.67%	20.85%	to	19.38%
2012	1.25%	to	2.45%	5,261,702	10.03	to	9.36	52,372,238	1.63%	12.33%	to	10.97%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	1.25%	to	2.35%	1,525,851	12.87	to	11.54	19,368,532	1.97%	4.39%	to	3.23%
2015	1.25%	to	2.35%	1,536,453	12.32	to	11.18	18,707,458	1.65%	-1.28%	to	-2.38%
2014	1.25%	to	2.50%	1,597,884	12.48	to	11.32	19,711,967	1.87%	3.43%	to	2.12%
2013	1.25%	to	2.50%	1,468,914	12.07	to	11.09	17,568,334	1.75%	9.11%	to	7.73%
2012	1.25%	to	2.50%	1,450,762	11.06	to	10.29	15,895,422	1.74%	6.69%	to	5.33%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	1.25%	to	2.40%	4,761,203	10.82	to	10.37	51,345,430	1.95%	5.62%	to	4.39%
2015	1.25%	to	2.40%	3,422,681	10.25	to	9.93	34,972,792	1.92%	-5.16%	to	-6.26%
2014	1.25%	to	2.40%	2,068,500	10.80	to	10.59	22,306,867	1.92%	0.46%	to	-0.71%
2013	1.25%	to	1.45%	539,397	10.75	to	10.74	5,796,426	2.53%	7.53%	to	7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	1.25%	to	2.40%	1,120,857	10.76	to	10.31	12,005,553	1.92%	4.39%	to	3.18%
2015	1.30%	to	2.40%	923,437	10.30	to	9.99	9,486,171	1.91%	-4.50%	to	-5.56%
2014	1.30%	to	2.40%	513,067	10.78	to	10.58	5,520,393	2.38%	1.12%	to	0.00%
2013	1.30%	to	2.15%	112,297	10.66	to	10.60	1,196,578	3.04%	6.61%	to	5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2016	1.30%	to	2.05%	389,760	10.96	to	10.68	4,243,773	0.90%	1.03%	to	0.27%
2015	1.30%	to	2.05%	407,874	10.85	to	10.66	4,405,806	0.00%	-2.00%	to	-2.74%
2014	1.30%	to	2.05%	209,113	11.07	to	10.96	2,305,722	1.93%	2.56%	to	1.78%
2013	1.30%	to	1.70%	56,681	10.80	to	10.78	611,278	0.00%	7.96%	to	7.80%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2016	1.25%	to	1.95%	2,948,397	10.58	to	10.33	31,112,821	0.54%	-0.06%	to	-0.76%
2015	1.25%	to	1.95%	2,411,152	10.59	to	10.41	25,477,682	0.00%	-1.76%	to	-2.46%
2014	1.25%	to	1.95%	1,494,241	10.78	to	10.67	16,089,464	0.95%	1.77%	to	1.05%
2013	1.30%	to	1.70%	402,305	10.59	to	10.57	4,259,486	0.00%	5.90%	to	5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2016	1.25%	to	2.30%	14,451,880	10.86	to	10.47	156,363,456	0.57%	0.54%	to	-0.52%
2015	1.25%	to	2.05%	11,313,076	10.80	to	10.59	121,855,266	0.00%	-1.67%	to	-2.47%
2014	1.25%	to	1.95%	6,428,156	10.98	to	10.87	70,482,364	0.99%	2.45%	to	1.73%
2013	1.30%	to	1.70%	1,453,290	10.72	to	10.70	15,568,312	0.00%	7.15%	to	6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	1.25%	to	2.60%	2,939,549	23.79	to	19.94	68,574,375	0.59%	-3.78%	to	-5.09%
2015	1.25%	to	2.60%	3,830,913	24.73	to	21.01	92,868,866	0.37%	-9.49%	to	-10.73%
2014	1.25%	to	2.60%	4,606,057	27.32	to	23.54	123,426,393	0.49%	-6.45%	to	-7.73%
2013	1.25%	to	2.60%	5,377,334	29.20	to	25.51	153,942,213	1.29%	23.57%	to	21.88%
2012	1.25%	to	3.10%	6,015,892	23.63	to	20.00	139,473,864	1.15%	17.68%	to	15.47%
Variable Insurance Portfolios - Balanced (WRBP)
2016	1.25%	to	2.50%	1,635,291	19.61	to	16.65	31,654,943	1.36%	0.76%	to	-0.51%
2015	1.25%	to	2.50%	1,795,512	19.46	to	16.74	34,519,806	0.92%	-1.57%	to	-2.82%
2014	1.25%	to	2.50%	1,899,205	19.77	to	17.22	37,134,598	0.94%	6.23%	to	4.89%
2013	1.25%	to	2.50%	1,983,954	18.61	to	16.42	36,453,506	1.43%	22.15%	to	20.61%
2012	1.25%	to	3.10%	1,982,498	15.23	to	12.89	29,861,465	1.50%	10.35%	to	8.27%
Variable Insurance Portfolios - Bond (WRBDP)
2016	1.25%	to	2.60%	2,746,268	13.41	to	11.24	36,067,498	2.33%	2.74%	to	1.34%
2015	1.25%	to	2.60%	2,983,728	13.05	to	11.09	38,197,955	2.92%	-1.05%	to	-2.40%
2014	1.25%	to	2.60%	3,397,417	13.19	to	11.37	43,974,857	3.79%	3.03%	to	1.62%
2013	1.25%	to	2.60%	3,687,661	12.81	to	11.18	46,382,804	3.56%	-3.31%	to	-4.64%
2012	1.25%	to	3.10%	4,488,230	13.24	to	11.21	58,463,749	3.10%	4.45%	to	2.49%
Variable Insurance Portfolios - Core Equity (WRCEP)
2016	1.25%	to	2.60%	2,301,348	23.90	to	20.03	54,093,590	0.45%	2.45%	to	1.05%
2015	1.25%	to	2.60%	2,637,903	23.33	to	19.82	60,683,940	0.36%	-1.94%	to	-3.28%
2014	1.25%	to	2.60%	2,872,725	23.79	to	20.50	67,341,996	0.49%	8.31%	to	6.83%
2013	1.25%	to	2.60%	3,081,130	21.97	to	19.19	66,623,510	0.54%	31.84%	to	30.04%
2012	1.25%	to	3.10%	3,208,634	16.66	to	14.10	52,631,535	0.59%	17.12%	to	14.92%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2016	1.25%	to	2.60%	1,281,688	19.93	to	16.70	24,834,040	1.25%	5.62%	to	4.18%
2015	1.25%	to	2.60%	1,546,054	18.86	to	16.03	28,311,038	1.32%	-3.28%	to	-4.60%
2014	1.25%	to	2.60%	1,905,608	19.50	to	16.80	36,056,903	1.16%	8.47%	to	6.98%
2013	1.25%	to	2.60%	2,168,321	17.98	to	15.71	37,833,546	1.59%	27.99%	to	26.24%
2012	1.25%	to	2.60%	2,469,034	14.05	to	12.44	33,692,481	1.11%	11.76%	to	10.23%
Variable Insurance Portfolios - Energy (WRENG)
2016	1.25%	to	2.40%	936,238	12.55	to	11.07	11,400,376	0.14%	32.87%	to	31.33%
2015	1.25%	to	2.40%	926,804	9.44	to	8.43	8,518,989	0.06%	-23.12%	to	-24.02%
2014	1.25%	to	2.50%	861,021	12.28	to	11.00	10,341,889	0.00%	-11.68%	to	-12.80%
2013	1.25%	to	2.50%	758,186	13.91	to	12.61	10,373,669	0.00%	26.16%	to	24.56%
2012	1.25%	to	2.50%	757,564	11.02	to	10.13	8,236,808	0.00%	0.11%	to	-1.17%
Variable Insurance Portfolios - Global Bond (WRGBP)
2016	1.25%	to	2.30%	466,442	10.46	to	9.85	4,820,950	3.63%	5.70%	to	4.58%
2015	1.25%	to	2.30%	513,601	9.90	to	9.42	5,034,992	3.74%	-3.87%	to	-4.89%
2014	1.25%	to	2.05%	537,675	10.30	to	10.00	5,494,783	2.39%	-1.07%	to	-1.87%
2013	1.25%	to	2.05%	416,943	10.41	to	10.19	4,315,292	0.00%	0.47%	to	-0.34%
2012	1.25%	to	2.05%	224,617	10.36	to	10.22	2,319,996	3.90%	5.08%	to	4.22%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	1.25%	to	2.40%	1,139,208	10.86	to	9.48	12,059,020	0.70%	22.27%	to	20.85%
2015	1.25%	to	2.40%	1,283,775	8.88	to	7.85	11,145,682	0.10%	-23.37%	to	-24.26%
2014	1.25%	to	2.50%	1,370,403	11.59	to	10.26	15,569,664	0.00%	-14.12%	to	-15.21%
2013	1.25%	to	2.60%	1,464,541	13.50	to	11.99	19,409,219	0.00%	6.45%	to	5.00%
2012	1.25%	to	2.70%	1,579,702	12.68	to	11.33	19,701,085	0.00%	0.61%	to	-0.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Growth (WRGP)
2016	1.25%	to	2.50%	2,102,015	21.73	to	18.46	45,275,582	0.02%	-0.04%	to	-1.30%
2015	1.25%	to	2.50%	2,454,856	21.74	to	18.70	52,906,727	0.11%	5.83%	to	4.49%
2014	1.25%	to	2.50%	2,679,747	20.54	to	17.90	54,481,411	0.41%	10.41%	to	9.02%
2013	1.25%	to	2.60%	3,084,493	18.61	to	16.25	56,608,873	0.43%	34.75%	to	32.91%
2012	1.25%	to	3.10%	3,594,195	13.81	to	11.68	48,918,652	0.06%	11.33%	to	9.24%
Variable Insurance Portfolios - High Income (WRHIP)
2016	1.25%	to	2.40%	2,029,935	21.85	to	18.80	43,834,844	7.34%	14.74%	to	13.41%
2015	1.25%	to	2.40%	2,260,344	19.05	to	16.58	42,681,829	6.16%	-7.67%	to	-8.75%
2014	1.25%	to	2.50%	2,433,200	20.63	to	17.97	49,955,211	4.82%	0.63%	to	-0.64%
2013	1.25%	to	2.60%	2,383,790	20.50	to	17.91	48,871,027	4.80%	9.12%	to	7.63%
2012	1.25%	to	2.60%	2,418,971	18.79	to	16.64	45,602,009	6.30%	17.15%	to	15.55%
Variable Insurance Portfolios - International Growth (WRIP)
2016	1.25%	to	2.40%	752,657	17.63	to	15.17	13,172,491	0.22%	-4.25%	to	-5.36%
2015	1.25%	to	2.40%	787,054	18.42	to	16.03	14,475,572	0.42%	2.10%	to	0.91%
2014	1.25%	to	2.40%	863,081	18.04	to	15.89	15,670,559	2.12%	-0.31%	to	-1.47%
2013	1.25%	to	2.60%	923,990	18.09	to	15.80	16,885,242	0.91%	17.74%	to	16.13%
2012	1.25%	to	2.60%	971,481	15.37	to	13.61	15,144,692	1.98%	16.57%	to	14.98%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2016	1.25%	to	2.40%	803,291	17.27	to	14.86	13,648,958	1.35%	-0.18%	to	-1.34%
2015	1.25%	to	2.40%	846,901	17.31	to	15.07	14,498,837	1.29%	-2.18%	to	-3.32%
2014	1.25%	to	2.40%	888,370	17.69	to	15.58	15,580,236	2.50%	0.18%	to	-0.99%
2013	1.25%	to	2.15%	899,787	17.66	to	16.14	15,792,677	1.64%	23.35%	to	22.23%
2012	1.25%	to	2.50%	926,244	14.32	to	12.79	13,210,173	2.32%	11.91%	to	10.49%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2016	1.25%	to	2.30%	563,881	10.15	to	9.56	5,658,419	1.47%	0.67%	to	-0.40%
2015	1.25%	to	2.30%	458,252	10.09	to	9.60	4,574,087	1.59%	-0.39%	to	-1.45%
2014	1.25%	to	2.15%	475,512	10.13	to	9.79	4,774,230	0.55%	-0.29%	to	-1.20%
2013	1.25%	to	2.15%	405,057	10.16	to	9.91	4,089,786	0.00%	-1.78%	to	-2.68%
2012	1.25%	to	2.35%	276,691	10.34	to	10.15	2,850,484	3.73%	2.08%	to	0.94%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2016	1.25%	to	2.40%	397,390	22.05	to	18.98	8,465,290	0.00%	11.88%	to	10.58%
2015	1.25%	to	2.40%	423,192	19.71	to	17.16	8,096,733	0.00%	-10.30%	to	-11.34%
2014	1.25%	to	2.50%	465,081	21.97	to	19.14	9,967,518	0.00%	-2.97%	to	-4.20%
2013	1.25%	to	2.50%	453,346	22.65	to	19.98	10,095,361	0.00%	55.32%	to	53.36%
2012	1.25%	to	2.50%	411,526	14.58	to	13.03	5,909,332	0.00%	10.44%	to	9.04%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	1.25%	to	2.60%	1,043,311	23.51	to	20.04	23,777,944	0.00%	4.79%	to	3.36%
2015	1.25%	to	2.60%	1,226,761	22.43	to	19.39	26,661,434	0.00%	-6.96%	to	-8.23%
2014	1.25%	to	2.60%	1,330,649	24.11	to	21.13	31,122,712	0.00%	6.52%	to	5.06%
2013	1.25%	to	2.60%	1,506,303	22.63	to	20.11	33,099,720	0.00%	28.31%	to	26.56%
2012	1.25%	to	2.60%	1,627,281	17.64	to	15.89	27,860,724	0.00%	12.14%	to	10.60%
Variable Insurance Portfolios - Money Market (WRMMP)
2016	1.25%	to	2.50%	1,921,950	9.90	to	8.39	18,701,951	0.12%	-1.12%	to	-2.37%
2015	1.25%	to	2.50%	2,047,910	10.01	to	8.59	20,197,371	0.02%	-1.23%	to	-2.48%
2014	1.25%	to	2.50%	2,500,744	10.14	to	8.81	24,878,936	0.02%	-1.23%	to	-2.48%
2013	1.25%	to	2.50%	2,358,014	10.27	to	9.04	23,906,741	0.02%	-1.23%	to	-2.48%
2012	1.25%	to	2.50%	2,368,344	10.39	to	9.27	24,272,395	0.02%	-1.23%	to	-2.49%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	1.25%	to	2.40%	3,550,709	14.64	to	13.20	51,297,934	1.53%	3.50%	to	2.30%
2015	1.25%	to	2.40%	4,408,192	14.14	to	12.90	61,605,624	2.71%	-0.92%	to	-2.07%
2014	1.25%	to	2.40%	4,511,626	14.28	to	13.18	63,753,331	0.85%	3.55%	to	2.34%
2013	1.25%	to	2.35%	4,859,884	13.79	to	12.91	66,465,597	1.28%	25.54%	to	24.14%
2012	1.25%	to	2.35%	5,198,221	10.98	to	10.40	56,695,323	0.92%	10.78%	to	9.54%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	1.25%	to	2.35%	6,080,380	13.00	to	11.78	78,186,482	1.14%	1.56%	to	0.43%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	1.25%	to	2.35%	6,216,193	12.80	to	11.73	78,786,831	1.15%	-0.81%	to	-1.91%
2014	1.25%	to	2.50%	6,313,031	12.91	to	11.83	80,719,343	1.06%	2.10%	to	0.81%
2013	1.25%	to	2.50%	6,330,533	12.64	to	11.74	79,224,413	1.37%	13.31%	to	11.88%
2012	1.25%	to	2.50%	6,201,513	11.16	to	10.49	68,621,900	0.88%	5.61%	to	4.27%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	1.25%	to	2.60%	45,102,323	13.65	to	12.09	610,546,315	1.31%	2.35%	to	0.96%
2015	1.25%	to	2.60%	47,975,761	13.34	to	11.98	634,941,188	1.69%	-0.94%	to	-2.29%
2014	1.25%	to	2.50%	49,218,518	13.47	to	12.34	658,278,185	1.04%	2.93%	to	1.63%
2013	1.25%	to	2.50%	50,130,007	13.08	to	12.15	652,211,567	1.14%	19.32%	to	17.81%
2012	1.25%	to	2.50%	47,968,505	10.96	to	10.31	523,721,202	0.94%	8.16%	to	6.79%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	1.25%	to	2.50%	49,109,286	14.45	to	12.91	705,863,816	1.62%	3.22%	to	1.91%
2015	1.25%	to	2.50%	52,822,113	14.00	to	12.67	735,745,809	2.31%	-1.19%	to	-2.44%
2014	1.25%	to	2.50%	54,584,907	14.17	to	12.99	769,558,211	1.03%	3.31%	to	2.00%
2013	1.25%	to	2.50%	56,229,706	13.71	to	12.73	767,868,896	1.18%	22.27%	to	20.72%
2012	1.25%	to	2.50%	56,787,403	11.22	to	10.55	634,738,345	0.78%	9.43%	to	8.04%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	1.25%	to	2.40%	13,632,000	13.51	to	12.18	182,306,229	1.29%	1.82%	to	0.63%
2015	1.25%	to	2.40%	14,357,064	13.27	to	12.11	188,800,915	1.49%	-0.93%	to	-2.08%
2014	1.25%	to	2.50%	15,276,494	13.39	to	12.28	202,850,405	0.98%	2.58%	to	1.28%
2013	1.25%	to	2.50%	15,930,806	13.06	to	12.12	206,451,812	1.30%	16.24%	to	14.77%
2012	1.25%	to	2.50%	15,423,228	11.23	to	10.56	172,102,184	0.91%	7.05%	to	5.69%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	1.25%	to	2.40%	580,476	23.27	to	20.12	13,100,841	1.06%	2.97%	to	1.77%
2015	1.25%	to	2.40%	606,982	22.60	to	19.77	13,345,158	1.02%	3.47%	to	2.27%
2014	1.25%	to	2.40%	668,668	21.84	to	19.34	14,276,176	1.00%	28.54%	to	27.05%
2013	1.25%	to	2.60%	671,367	16.99	to	14.93	11,185,673	1.13%	-0.13%	to	-1.50%
2012	1.25%	to	2.60%	680,509	17.02	to	15.16	11,370,360	0.72%	16.24%	to	14.65%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	1.25%	to	2.40%	1,555,156	29.79	to	25.64	46,156,073	0.00%	0.28%	to	-0.89%
2015	1.25%	to	2.40%	1,710,367	29.71	to	25.87	50,934,844	0.00%	-4.09%	to	-5.21%
2014	1.25%	to	2.50%	1,715,048	30.98	to	26.99	53,526,419	0.00%	1.62%	to	0.34%
2013	1.25%	to	2.60%	1,717,644	30.49	to	26.63	53,106,512	0.00%	54.43%	to	52.32%
2012	1.25%	to	2.70%	1,716,486	19.74	to	17.32	34,551,617	0.00%	26.23%	to	24.37%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	1.25%	to	2.40%	925,889	18.76	to	16.14	17,345,207	0.00%	1.63%	to	0.45%
2015	1.25%	to	2.40%	980,178	18.45	to	16.07	18,208,477	0.00%	0.61%	to	-0.56%
2014	1.25%	to	2.50%	1,005,488	18.34	to	15.98	18,709,729	0.00%	0.32%	to	-0.95%
2013	1.25%	to	2.60%	1,017,289	18.28	to	15.97	19,030,333	0.00%	41.57%	to	39.64%
2012	1.25%	to	2.60%	975,111	12.92	to	11.44	12,951,783	0.00%	3.85%	to	2.42%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2016	1.25%	to	2.40%	397,680	23.52	to	20.24	9,206,054	0.38%	27.27%	to	25.79%
2015	1.25%	to	2.40%	423,217	18.48	to	16.09	7,710,048	0.09%	-6.77%	to	-7.85%
2014	1.25%	to	2.40%	487,151	19.82	to	17.46	9,551,118	0.09%	5.71%	to	4.48%
2013	1.25%	to	2.35%	545,239	18.75	to	16.80	10,135,455	0.84%	31.86%	to	30.39%
2012	1.25%	to	2.45%	607,458	14.22	to	12.76	8,585,033	0.46%	17.15%	to	15.72%
Variable Insurance Portfolios - Value (WRVP)
2016	1.25%	to	2.40%	960,055	20.29	to	17.46	19,524,993	1.23%	9.75%	to	8.48%
2015	1.25%	to	2.40%	1,154,008	18.48	to	16.09	21,403,174	0.80%	-5.12%	to	-6.22%
2014	1.25%	to	2.50%	1,445,787	19.48	to	16.97	28,164,399	1.09%	9.56%	to	8.17%
2013	1.25%	to	2.50%	1,623,037	17.78	to	15.69	28,715,917	0.80%	33.65%	to	31.96%
2012	1.25%	to	3.10%	1,813,048	13.30	to	11.26	23,976,704	1.35%	17.39%	to	15.19%

2016	Reserves for annuity contracts in payout phase:								$5,064,568
2016	Contract owners’ equity:								$2,589,652,560
2015	Reserves for annuity contracts in payout phase:								$5,429,178
2015	Contract owners’ equity:								$2,634,261,906
2014	Reserves for annuity contracts in payout phase:								$6,312,615
2014	Contract owners’ equity:								$2,735,201,961
2013	Reserves for annuity contracts in payout phase:								$6,312,292
2013	Contract owners’ equity:								$2,678,403,268
2012	Reserves for annuity contracts in payout phase:								$5,652,372
2012	Contract owners’ equity:								$2,222,792,913
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.